OTHER GAINS, NET - Additional information (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	May 28, 2019 CNY (¥) t	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Dividends from equity investments				¥ 97,775	¥ 109,914	¥ 79,408
Gain from disposal of the aluminum capacity quota		¥ 800,000		800,000	0	0
Gain (loss) on disposal of property, plant and equipment and land use rights				259,684	272,098	76,739
Gain on share of associates' net assets				295,288
Loss on disposal of investments in associates				159,514	(1,904)
Guizhou Huajin
Gain (loss) on disposal of property, plant and equipment and land use rights	¥ 541,000
Ningxia Zhongning Power Co Ltd
Percentage of ownership interest transferred			50.00%
Ningxia Zhongning Power Co Ltd | Ningxia Energy
Loss on disposal of investments in associates			¥ 159,000
Investment to Heqing Yixin Aluminum Industry Co., Ltd.
Gain on share of associates' net assets				91,000
Investment made in associates				941,160
Yunnan Aluminium Co
Gain on share of associates' net assets				204,000
China Rare Earth Co., Ltd.
Investment made in associates				¥ 263,000
Size Industry Investment Fund
Dividends from equity investments		¥ 98,000			¥ 109,000	¥ 79,000
Shanxi Huasheng Co., Ltd | Investment to Heqing Yixin Aluminum Industry Co., Ltd.
Electrolytic aluminum capacity quota , transfer | t	170,000
Gain from disposal of the aluminum capacity quota	¥ 800,000
Ningxia Tianyuan Manganese Industry Group Co., Ltd | Ningxia Energy
Percentage of ownership interest transferred			50.00%